Income Taxes	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

5. Income Taxes

At December 31, 2015, we had federal net operating loss carryforwards, or NOLs, of approximately $97.0 million and federal research and experimentation credit carryforwards of approximately $7.5 million which may be used to reduce future taxable income or offset income taxes due. These NOLs and credit carryforwards expire beginning in 2023 through 2035 and 2020 through 2035, respectively.

Our net deferred tax assets consisted of the following:

	DECEMBER 31,
	2014	2015
	(in thousands)
Net operating loss carryforwards	$33,287	$33,783
Credit carryforwards	5,197	5,693
Depreciation and amortization	586	594
Capitalized research and development	9,320	8,164
Deferred rent	220	223
Allowances	503	261
Deferred compensation	473	760
Deferred revenue	157	253
Stock compensation	205	323
Deferred tax assets	49,948	50,054
Less: Valuation Allowance	(49,948)	(50,054)
Net deferred tax assets	$—	$—
Deferred Tax Liability:
Goodwill	(595)	(676)
Net deferred tax liability	$(595)	$(676)

U.S. income and foreign withholding taxes have not been provided on approximately $287,000 of undistributed earnings from our international subsidiaries as of December 31, 2015. We have not recognized a deferred tax liability for the undistributed earnings of our foreign subsidiaries because we currently do not expect to remit those earnings in the foreseeable future. Determination of the amount of unrecognized deferred tax liability related to undistributed earnings of foreign subsidiaries is not practicable because such liability, if any, is dependent on circumstances existing if and when remittance occurs.

We did not record a tax benefit related to our stock options during the years ended December 31, 2014 and 2015, since we currently maintain a full valuation allowance for our deferred tax assets. Our realization of the benefits of the NOLs and credit carryforwards is dependent on sufficient taxable income in future fiscal years. We have established a valuation allowance against the carrying value of our deferred tax assets, as it is not currently more likely than not that we will be able to realize these deferred tax assets. In addition, utilization of NOLs and credits to offset future income subject to taxes may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986, or the Code, and similar state provisions. Events that cause limitations in the amount of NOLs that we may utilize in any one year include, but are not limited to, a cumulative ownership change of more than 50%, as defined by Code Section 382, over a three-year period. Utilization of our NOLs and tax credit carryforwards could be significantly reduced if a cumulative ownership change of more than 50% has occurred in our past or occurs in our future.

Our income tax expense consisted of the following:

	YEAR ENDED DECEMBER 31,
	2014	2015
	(in thousands)
Current:
US - Federal	$—	$—
US - State	—	(56)
Foreign	(5)	(22)
	(5)	(78)
Deferred:
US - Federal	(91)	(88)
US - State	—	—
Foreign	—	—
	(91)	(88)
Total income tax expense	$(96)	$(166)

We file a U.S. federal income tax return. A reconciliation of the effect of applying federal statutory rates and the effective income tax rates used to calculate our income tax expense is as follows:

	YEAR ENDED DECEMBER 31,
	2014	2015
U.S. Statutory Rate	34.0%	34.0%
Change in valuation allowance	8.9	9.9
State taxes (net of federal benefit)	(33.6)	3.8
Federal research and development credit	(136.0)	(60.8)
Incentive stock options	83.6	19.5
Unrecognized tax benefits	34.0	28.8
Preferred stock warrant revaluation	34.4	(22.4)
Other, net	(1.0)	2.9
Effective income tax rate	24.3%	15.7%

The table below summarizes changes in the deferred tax asset valuation allowance:

	BALANCE AT BEGINNING OF PERIOD	CHARGED TO COSTS AND EXPENSES	WRITE- OFFS	BALANCE AT END OF PERIOD
	(in thousands)
Deferred tax valuation allowance:
For year ended December 31, 2014	$49,913	$35	$—	$49,948
For year ended December 31, 2015	49,948	106	—	50,054

We classify applicable interest and penalties as a component of the provision for income taxes. The amount of accrued interest and penalties is not material. The total balance of unrecognized tax benefits was as follows:

	YEAR ENDED DECEMBER 31,
	2014	2015
	(in thousands)
Unrecognized tax benefits at beginning of the period	$1,599	$1,732
Additions based on current year tax positions	133	146
Unrecognized tax benefits at end of the period	$1,732	$1,878

We do not anticipate that the amount of our existing unrecognized tax benefits will significantly increase or decrease within the next 12 months. Due to the presence of NOLs in most jurisdictions, our tax years remain open for examination by taxing authorities back to 2000.